Note 10 - Debt (Details)	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] USD ($)	Dec. 31, 2011 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] USD ($)	Jul. 31, 2011 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] USD ($)	Jul. 31, 2011 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] EUR (€)	Dec. 31, 2013 Chief Executive Officer [Member] Central Mare Inc Credit Facility [Member] EUR (€)	Dec. 31, 2012 Jeke [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Warhol [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Indiana [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Britto [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Lichtenstein [Member] ALPHA [Member] USD ($)	Dec. 31, 2012 Tranche A-Banksy [Member] DVB Facility [Member] USD ($)	Dec. 31, 2012 Tranche A-Hongbo [Member] DVB Facility [Member] USD ($)	Dec. 31, 2012 Tranche B [Member] DVB Facility [Member] USD ($)	Dec. 31, 2012 HSH Facility [Member] USD ($)	Dec. 31, 2012 DVB Facility [Member] USD ($)	Aug. 17, 2010 Laurasia Trading Ltd Credit Facility [Member] USD ($)
Note 10 - Debt (Details) [Line Items]
Long-term Debt, Gross		$ 461,000		€ 350,000						$ 15,768,000	$ 29,712,000	$ 21,527,000	$ 26,658,000	$ 27,000,000	$ 20,000,000	$ 24,727,000	$ 3,520,000	$ 93,664,000	$ 48,247,000
Unamortized Debt Issuance Expense										106,000	256,000	303,000	265,000	181,000	408,000	438,000		929,000	846,000
Number of Credit Facilities																			1
Repayment of Liability Denominator																				3,250,000
Line of Credit Facility, Amount Outstanding (in Euro)							2,375,000	1,800,000
Line of Credit Facility, Amount Outstanding							2,375,000	1,800,000
Interest Expense, Debt	4,644,000	7,240,000	10,068,000		7,240,000	10,068,000			139,000
Interest Expense, Debt (in Euro)	4,644,000	7,240,000	10,068,000		7,240,000	10,068,000			139,000
Increase (Decrease) in Deferred Charges	724,000	1,128,000
Debt, Weighted Average Interest Rate	3.70%	3.55%
Restricted Net Assets	$ 0	$ 15,806,000